Load [Member] Annual Fund Operating Expenses - Taxable Municipal Bond Series - Taxable Municipal Bond Series	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.08%
Expenses (as a percentage of Assets)	1.58%	[1]

[1]	For the most recent fiscal year ended June 30, 2026, the Total Annual Fund Operating Expenses were 0.86% after voluntary fee waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.